Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector - CLF CLF in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	CLF 3,061,174	CLF 1,068,153
Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	102	109
Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,488,748	163,491
Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	543,401	859,098
Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,465
Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,254	8,089
Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,321	5,334
Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,609
Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,739	27,567
Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,705,495	2,566,942
Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,392,981	2,295,027
Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	7,800	23,378
Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	22,724	20,109
Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,345	4,474
Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	20,752	23,890
Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	22,768	11,348
Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,518	943
Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	11,516	23,432
Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,345	938
Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	216,746	163,403
Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	277,803	51,062
Hedges of net investment in foreign operations [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	277,803	51,062
Hedges of net investment in foreign operations [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,529,832
Loans And Advances To Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,090,000
Loans And Advances To Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	439,832
Loans And Advances To Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	34,265,873
Loans to customers [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	14,593,541
Loans to customers [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,054,715
Loans to customers [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,617,814
Loans to customers [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,751,451
Loans to customers [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	400,413
Loans to customers [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	340,618
Loans to customers [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,770,883
Loans to customers [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	144,809
Loans to customers [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,834,624
Loans to customers [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,493,702
Loans to customers [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,184,102
Loans to customers [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,079,201
Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,060,308	1,067,392
Chile [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,601,643
United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
United States [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		157,581
Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Brazil [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	866	761
Other [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		807,718
Debt Instruments
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,060,523
Debt Instruments | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		109
Debt Instruments | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		163,491
Debt Instruments | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		851,468
Debt Instruments | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,465
Debt Instruments | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		8,089
Debt Instruments | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		5,334
Debt Instruments | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Debt Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		27,567
Equity Instruments
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		7,630
Equity Instruments | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		7,630
Equity Instruments | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		761
Equity Instruments | Instruments issued in Chile
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		6,869
Equity Instruments | Financial instruments at amortized cost [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	839,744
Equity Instruments | Financial instruments at amortized cost [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Financial instruments at amortized cost [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		6,869
Equity Instruments | Chile [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Chile [Member] | Instruments issued in Chile
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		6,869
Equity Instruments | Chile [Member] | Financial instruments at amortized cost [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	839,744
Equity Instruments | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | United States [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | United States [Member] | Instruments issued in Chile
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | United States [Member] | Financial instruments at amortized cost [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Brazil [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Brazil [Member] | Instruments issued in Chile
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Brazil [Member] | Financial instruments at amortized cost [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		761
Equity Instruments | Other [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		761
Equity Instruments | Other [Member] | Instruments issued in Chile
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity Instruments | Other [Member] | Financial instruments at amortized cost [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		551,964
Forward contract [member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		351,833
Forward contract [member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		17,280
Forward contract [member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		16,078
Forward contract [member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,456
Forward contract [member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		6,253
Forward contract [member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,071
Forward contract [member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		30
Forward contract [member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,269
Forward contract [member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		265
Forward contract [member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		152,429
Swap contract [member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,013,247
Swap contract [member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,943,033
Swap contract [member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,579
Swap contract [member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,031
Swap contract [member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		18
Swap contract [member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		17,637
Swap contract [member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		10,237
Swap contract [member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		913
Swap contract [member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		21,163
Swap contract [member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		662
Swap contract [member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		10,974
Purchased call options [member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		269
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		13
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		205
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		40
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		11
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,462
Put options [Member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		148
Put options [Member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,314
Put options [Member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	6,365
Equity investments [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	6,365
Equity investments [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	839,744
Equity investments [member] | Financial instruments at amortized cost [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	839,744
Equity investments [member] | Financial instruments at amortized cost [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Financial instruments at amortized cost [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,499
Equity investments [member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Equity investments [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	866
Cash and due from banks
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,713,734	2,560,216
Cash and due from banks | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,545,472	641,890
Cash and due from banks | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,918,326
Cash and due from banks | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,168,262
Cash and due from banks | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Cash and due from banks | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,748,930	1,272,238
Cash and due from banks | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	897,881	1,158,637
Cash and due from banks | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	8
Cash and due from banks | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	66,915	129,341
Trading securities [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,876,695	4,666,156
Trading securities [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,287,111	4,009,676
Trading securities [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	162,433	149,616
Trading securities [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	427,151	506,864
Trading securities [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,159,292
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,009,676
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		149,616
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | From the Chilean Government and Central Bank of Chile [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	268,882	105,798
Trading securities [member] | Other Instruments Issued In Chile [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	268,882
Trading securities [member] | Other Instruments Issued In Chile [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other Instruments Issued In Chile [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		164
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		164
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Foreign Institutions [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	135,691	400,902
Trading securities [member] | Mutual Fund Investments [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	135,691	400,902
Trading securities [member] | Mutual Fund Investments [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Mutual Fund Investments [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,472,122
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,287,111
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	162,433
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	22,578
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Instruments Issued By Chilean Government And Central Bank [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,876,695	4,665,992
Trading securities [member] | Chile [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,159,292
Trading securities [member] | Chile [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	268,882	105,798
Trading securities [member] | Chile [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Chile [Member] | Mutual Fund Investments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	135,691	400,902
Trading securities [member] | Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,472,122
Trading securities [member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		164
Trading securities [member] | United States [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | United States [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | United States [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		164
Trading securities [member] | United States [Member] | Mutual Fund Investments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | United States [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Brazil [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Brazil [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Brazil [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Brazil [Member] | Mutual Fund Investments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Brazil [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member] | Mutual Fund Investments [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Trading securities [member] | Other [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	64,365	76,407
Investments under resale agreements [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		10,006
Investments under resale agreements [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	232	950
Investments under resale agreements [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	62,030	64,554
Investments under resale agreements [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,327	130
Investments under resale agreements [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13	146
Investments under resale agreements [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	763	621
Investments under resale agreements [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	64,365	76,407
Investments under resale agreements [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Investments under resale agreements [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	742,545	551,964
Forward contract [member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	521,735
Forward contract [member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,685
Forward contract [member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	18,806
Forward contract [member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,343
Forward contract [member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	12,623
Forward contract [member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,873
Forward contract [member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	247
Forward contract [member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	179,233
Forward contract [member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Chile [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		415,349
Forward contract [member] | Chile [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | United States [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		73,805
Forward contract [member] | United States [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Brazil [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Brazil [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Forward contract [member] | Other [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		62,810
Forward contract [member] | Other [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,958,242	2,013,247
Swap contract [member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,870,974
Swap contract [member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	342
Swap contract [member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,444
Swap contract [member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2
Swap contract [member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	8,129
Swap contract [member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	17,815
Swap contract [member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,409
Swap contract [member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	11,516
Swap contract [member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,098
Swap contract [member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	37,513
Swap contract [member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	277,803
Swap contract [member] | Hedges of net investment in foreign operations [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	277,803
Swap contract [member] | Hedges of net investment in foreign operations [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		51,062
Swap contract [member] | Chile [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,184,563
Swap contract [member] | Chile [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,511
Swap contract [member] | United States [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		83,776
Swap contract [member] | United States [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		18,964
Swap contract [member] | Brazil [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Brazil [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Swap contract [member] | Other [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		744,908
Swap contract [member] | Other [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		30,587
Purchased call options [member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,509	269
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	251
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,595
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	474
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	80
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	109
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		51,062
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		51,062
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Chile [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		269
Purchased call options [member] | Chile [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | United States [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | United States [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Brazil [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Brazil [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Other [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Purchased call options [member] | Other [Member] | Hedge Derivative Contracts [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	199	1,462
Put options [Member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	21
Put options [Member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	178
Put options [Member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Chile [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,462
Put options [Member] | Chile [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | United States [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | United States [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Brazil [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Brazil [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Other [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Put options [Member] | Other [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Chile [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Chile [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | United States [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | United States [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Brazil [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Brazil [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Other [Member] | Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Futures [Member] | Other [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Subtotal [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		51,062
Subtotal [Member] | Chile [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,511
Subtotal [Member] | United States [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		18,964
Subtotal [Member] | Brazil [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Subtotal [Member] | Other [Member] | Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		30,587
Loans And Advances To Chilean Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,090,000	2,380,033
Loans And Advances To Chilean Central Bank [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,380,033
Loans And Advances To Chilean Central Bank [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,090,000
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,090,000
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Loans And Advances To Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,090,000	2,380,033
Loans And Advances To Chilean Central Bank [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Chilean Central Bank [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	160,018	260,002
Loans And Advances To Domestic Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		260,002
Loans And Advances To Domestic Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	160,018
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	160,018
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Loans And Advances To Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	160,018	260,002
Loans And Advances To Domestic Banks [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Domestic Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		299,621
Loans And Advances To Foreign Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		299,621
Loans And Advances To Foreign Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	279,814
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	279,814
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Loans And Advances To Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Foreign Banks [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		150,230
Loans And Advances To Foreign Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		149,391
Loans And Advances To Banks [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,529,832	2,939,656
Loans And Advances To Banks [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,380,033
Loans And Advances To Banks [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		559,623
Loans And Advances To Banks [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,250,018	2,640,035
Loans And Advances To Banks [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans And Advances To Banks [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	141,249	150,230
Loans And Advances To Banks [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	138,565	149,391
Commercial Loans
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	19,672,332	17,601,597
Commercial Loans | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,351,333
Commercial Loans | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,544,146
Commercial Loans | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,347,770
Commercial Loans | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		470,607
Commercial Loans | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		395,598
Commercial Loans | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,647,226
Commercial Loans | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		135,488
Commercial Loans | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,454,404
Commercial Loans | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,453,579
Commercial Loans | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		3,054,194
Commercial Loans | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,747,252
Commercial Loans | Loans to customers [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	19,672,332
Commercial Loans | Loans to customers [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Loans to customers [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Loans to customers [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Loans to customers [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,054,715
Commercial Loans | Loans to customers [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,617,814
Commercial Loans | Loans to customers [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,751,451
Commercial Loans | Loans to customers [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	400,413
Commercial Loans | Loans to customers [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	340,618
Commercial Loans | Loans to customers [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,770,883
Commercial Loans | Loans to customers [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	144,809
Commercial Loans | Loans to customers [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,834,624
Commercial Loans | Loans to customers [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,493,702
Commercial Loans | Loans to customers [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,184,102
Commercial Loans | Loans to customers [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,079,201
Commercial Loans | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	19,658,614	17,591,127
Commercial Loans | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Commercial Loans | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,718	10,470
Residential Mortgage Loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	10,346,528	9,387,372
Residential Mortgage Loans [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		9,387,372
Residential Mortgage Loans [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	10,346,528
Residential Mortgage Loans [Member] | Loans to customers [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	10,346,528
Residential Mortgage Loans [Member] | Loans to customers [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Loans to customers [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	10,346,528	9,387,372
Residential Mortgage Loans [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Residential Mortgage Loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,247,013	3,948,721
Consumer loans [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		3,948,721
Consumer loans [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,247,013
Consumer loans [Member] | Loans to customers [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,247,013
Consumer loans [Member] | Loans to customers [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Loans to customers [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,247,013	3,948,721
Consumer loans [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Consumer loans [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	34,265,873	30,937,690
Loans to customers [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		13,336,093
Loans to customers [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,351,333
Loans to customers [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,544,146
Loans to customers [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,347,770
Loans to customers [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		470,607
Loans to customers [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		395,598
Loans to customers [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,647,226
Loans to customers [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		135,488
Loans to customers [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,454,404
Loans to customers [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		2,453,579
Loans to customers [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		3,054,194
Loans to customers [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		1,747,252
Loans to customers [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	34,252,155	30,927,220
Loans to customers [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Loans to customers [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,718	10,470
Financial assets available-for-sale, category [member] | Debt Instruments
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,054,809	1,060,523
Financial assets available-for-sale, category [member] | Debt Instruments | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	102
Financial assets available-for-sale, category [member] | Debt Instruments | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,488,748
Financial assets available-for-sale, category [member] | Debt Instruments | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	537,036
Financial assets available-for-sale, category [member] | Debt Instruments | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,254
Financial assets available-for-sale, category [member] | Debt Instruments | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,321
Financial assets available-for-sale, category [member] | Debt Instruments | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,609
Financial assets available-for-sale, category [member] | Debt Instruments | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,739
Financial assets available-for-sale, category [member] | Debt Instruments | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		163,600
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	565,959	896,923
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	537,036
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,254
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,321
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,609
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	13,739
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,488,850	163,600
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	102	109
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,488,748	163,491
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments Issued By Chilean Government And Central Bank [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,488,850
Financial assets available-for-sale, category [member] | Debt Instruments | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	565,959
Financial assets available-for-sale, category [member] | Debt Instruments | Instruments issued abroad
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	3,054,809	1,060,523
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		163,600
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		896,923
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,488,850
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	565,959
Financial assets available-for-sale, category [member] | Debt Instruments | Chile [Member] | Instruments issued abroad
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | United States [Member] | Instruments issued abroad
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Brazil [Member] | Instruments issued abroad
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member] | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member] | From the Chilean Government and Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial assets available-for-sale, category [member] | Debt Instruments | Other [Member] | Instruments issued abroad
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		105,798
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		105,798
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Financial Assets held-for-trading [Member] | Other Instruments Issued In Chile [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	277,803
Hedges of net investment in foreign operations [member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	277,803
Hedges of net investment in foreign operations [member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	16,375
Hedges of net investment in foreign operations [member] | Chile [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Chile [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	16,375
Hedges of net investment in foreign operations [member] | Chile [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Chile [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Chile [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	79,904
Hedges of net investment in foreign operations [member] | United States [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | United States [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	79,904
Hedges of net investment in foreign operations [member] | United States [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | United States [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | United States [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Brazil [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Brazil [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Brazil [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Brazil [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Brazil [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	181,524
Hedges of net investment in foreign operations [member] | Other [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Other [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	181,524
Hedges of net investment in foreign operations [member] | Other [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Other [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Other [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		896,923
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		851,468
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		4,465
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		8,089
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		5,334
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Other Instruments Issued In Chile [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		27,567
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Hedges of net investment in foreign operations [member] | Debt Instruments | Instruments Issued By Foreign Institutions [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		6,869
Instruments issued in Chile | Equity Instruments | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		6,869
Instruments issued in Chile | Equity Instruments | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,499
Instruments issued in Chile | Equity investments [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,499
Instruments issued in Chile | Equity investments [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	5,499
Instruments issued in Chile | Equity investments [member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued in Chile | Equity investments [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	279,814
Instruments Issued By Foreign Institutions [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	141,249
Instruments Issued By Foreign Institutions [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	138,565
Instruments Issued By Foreign Institutions [Member] | Equity Instruments
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		761
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets		761
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity Instruments | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	866
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Central Bank of Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Government [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Retail (Individuals) [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Financial Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	866
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Trade [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Manufacturing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Mining [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Electricity, Gas and Water [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Agriculture and Livestock [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Fishing [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Transportation and Telecom [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Construction [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Services [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments Issued By Foreign Institutions [Member] | Equity investments [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	2,705,495
Derivative contracts for trading purposes [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	742,545
Derivative contracts for trading purposes [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,958,242
Derivative contracts for trading purposes [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,509
Derivative contracts for trading purposes [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	199
Derivative contracts for trading purposes [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,703,306
Derivative contracts for trading purposes [Member] | Chile [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	585,463
Derivative contracts for trading purposes [Member] | Chile [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	1,113,135
Derivative contracts for trading purposes [Member] | Chile [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	4,509
Derivative contracts for trading purposes [Member] | Chile [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	199
Derivative contracts for trading purposes [Member] | Chile [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	347,290
Derivative contracts for trading purposes [Member] | United States [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	90,461
Derivative contracts for trading purposes [Member] | United States [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	256,829
Derivative contracts for trading purposes [Member] | United States [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | United States [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | United States [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Brazil [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Brazil [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Brazil [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Brazil [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Brazil [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	654,899
Derivative contracts for trading purposes [Member] | Other [Member] | Forward contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	66,621
Derivative contracts for trading purposes [Member] | Other [Member] | Swap contract [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	588,278
Derivative contracts for trading purposes [Member] | Other [Member] | Purchased call options [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Other [Member] | Put options [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Derivative contracts for trading purposes [Member] | Other [Member] | Futures [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued abroad | Equity investments [member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	866
Instruments issued abroad | Equity investments [member] | Chile [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued abroad | Equity investments [member] | United States [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued abroad | Equity investments [member] | Brazil [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets
Instruments issued abroad | Equity investments [member] | Other [Member]
Risk Management (Details) - Schedule of credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector [Line Items]
Financial Assets	CLF 866